CONCENTRATIONS AND RISKS - Concentration of customers and suppliers (Details) - Customer concentration - customer	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
CONCENTRATIONS AND RISKS
Number of customers	3	1	2
Revenues | Customer one
CONCENTRATIONS AND RISKS
Concentration risk (in percent)	32.90%	29.80%	31.30%
Revenues | Customer two
CONCENTRATIONS AND RISKS
Concentration risk (in percent)	13.50%		25.00%
Revenues | Customer three
CONCENTRATIONS AND RISKS
Concentration risk (in percent)	12.90%
Accounts receivable
CONCENTRATIONS AND RISKS
Number of customers	1	2
Accounts receivable | Customer one
CONCENTRATIONS AND RISKS
Concentration risk (in percent)	13.60%	17.90%
Accounts receivable | Customer two
CONCENTRATIONS AND RISKS
Concentration risk (in percent)		11.30%